Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases [Abstract]
Leases

Note 4 Leases

Operating Leases

The Company has operating lease for real estate. Operating lease right-of-use assets are summarized below.

	June 30, 2026	December 31, 2025
Office lease	$133,112	$133,112
Less: Accumulated amortization	(124,767)	(119,808)
Right-of-use assets, net	$8,345	$13,304

Operating lease liabilities are summarized below:

	June 30, 2026	December 31, 2025
Office lease	$8,345	$13,304
Less: current portion	(8,345)	(10,394)
Long term portion	$-	$2,910

Future minimum rent payments under the operating lease are as follows:

Total
Year ending December 31, 2026 (remaining 6 months)	6,000
Year ending December 31, 2027	3,000
Total future minimum lease payments	9,000
Less: Imputed interest	(655)
Present value of payments	$8,345

Expenses incurred with respect to the Company’s operating leases during the three and six months ended June 30, 2026, which are included in general and administrative expenses on the condensed consolidated statements of operations are set forth below.

	For the Three Months Ended
	June 30, 2026	June 30, 2025
Operating lease expense	$3,000	$39,946
Total operating lease expense	$3,000	$39,946

	For the Six Months Ended
	June 30, 2026	June 30, 2025
Operating lease expense	$6,000	$75,581
Total operating lease expense	$6,000	$75,581

The weighted average remaining lease term and the weighted average discount rate on the operating leases are set forth below.

	June 30, 2026	December 31, 2025
Weighted average remaining lease term (years)	0.75	1.3
Weighted average discount rate	18.50%	18.50%

Finance Leases

On November 1, 2023, iDoc entered into a forbearance agreement with a maturity date of January 10, 2024. On December 13, 2024, the Company revised the forbearance agreement with a maturity date of June 2025. On August 27, 2025, the Company revised the forbearance agreement and agreed to a payment on September 5, 2025, and a further payment on November 30, 2025.

Pursuant to a settlement agreement, the Company paid $1,197,891 to a bank on January 15, 2026, in exchange for the release of certain judgment liens. Of the total amount due on that date, $772,620 related to finance lease liabilities, which was settled through a cash payment of $591,118 and a gain on extinguishment amounting to $181,501, which was recorded within ‘Gain on extinguishment of financial liabilities’ in the condensed consolidated statements of operations.

Accordingly, the finance lease liabilities have been fully settled as of June 30, 2026.

	June 30, 2026	December 31, 2025
Equipment lease	$736,624	$736,624
Less: Accumulated amortization	(716,547)	(544,575)
Leased equipment, net	$20,077	$192,049

Finance lease liabilities are summarized below:

	June 30, 2026	December 31, 2025
Equipment lease	$-	$131,062
Less: current portion	-	(131,062)
Long-term portion	$-	$-

Total finance lease cash payments made during the three and six months ended June 30, 2026, were $0 and $25,000 respectively. As such, as of June 30, 2026, and December 31, 2025, $0 and $641,558, respectively, of the Company’s financing lease liabilities are included in accounts payable and accrued liabilities on the condensed consolidated balance sheets.

Expenses incurred with respect to the Company’s finance leases during the three and six months ended June 30, 2026, which are included in the condensed consolidated statements of operations are set forth below.

	For the Three Months Ended
	June 30, 2026	June 30, 2025
Amortization expense	$85,985	$85,986
Interest expense	-	12,734
Total finance lease expense	$85,985	$98,720

	For the Six Months Ended
	June 30, 2026	June 30, 2025
Amortization expense	$171,971	$171,971
Interest expense	5,298	27,718
Total finance lease expense	$177,269	$199,689

The weighted average remaining lease term and the weighted average discount rate on the finance leases are set forth below.

	June 30, 2026	December 31, 2025
Weighted average remaining lease term (years)*	-	0.6
Weighted average discount rate*	-%	19.30%

*	The finance leases obligations of the Company have been fully settled as of June 30, 2026.

Note 5 Leases

Operating Leases

As a result of the acquisition of iDoc due to closing of the Business Combination on June 24, 2024 (see Note 3 Business Combination), the Company assumed the following operating leases under iDoc. iDoc leased office space in Boston, Massachusetts (“Massachusetts Lease”), Houston, Texas (“Texas Lease”), and Houston, Texas (“New Houston Lease”).

The New Houston Lease commenced on April 1, 2024, and ends on March 31, 2027. Monthly lease payments for the New Houston Lease are $1,000.

The Texas Lease was renewed on February 1, 2022, and was terminated in July 2024, prior to its initial contractual end date of January 31, 2027. As a result of the termination, a related party right-of-use asset of $260,373 and related party lease liability of $265,059 were relieved. Monthly lease payments under the Texas Lease were $10,000.

The Massachusetts Lease commenced on September 1, 2023, and was originally scheduled to end on August 31, 2028. On September 30, 2025, the Company terminated the Massachusetts Lease. As a result of the termination, the Company derecognized a right-of-use asset of $300,061 and a related lease liability of $273,646. Further, on account of the termination, an early termination fee of $114,294 was payable to the lessor. Prior to termination, monthly lease payments were $9,380 between September 1, 2023, and August 31, 2024, $9,630 between September 1, 2024, and August 31, 2025, and $9,870 between September 1, 2025, and September 30, 2025.

The Company has no restrictive covenants related to its operating leases and no leases not yet commenced.

Operating lease expense is recognized on a straight-line basis.

Operating lease right-of-use assets are summarized below.

	December 31, 2025	December 31, 2024
Office lease	$133,112	$433,173
Less: Accumulated amortization	(119,808)	(53,588)
Right-of-use assets, net	$13,304	$379,585

Operating lease liabilities are summarized below:

	December 31, 2025	December 31, 2024
Office lease	$13,304	$342,174
Less: Current portion	(10,394)	(72,836)
Long-term portion	$2,910	$269,338

As of December 31, 2025, and 2024, $300,907 and $96,589, of the Company’s operating lease liabilities are included in accounts payable and accrued liabilities on the consolidated balance sheets, respectively. The balance as of December 31, 2025, also includes an early termination fee of $114,294 related to the termination of the Massachusetts Lease.

Future minimum rent payments under the operating lease are as follows:

Total
Year ending December 31, 2026	$12,000
Year ending December 31, 2027	3,000
Total future minimum lease payments	15,000
Less: Imputed interest	(1,696)
Present value of payments	$13,304

Expenses incurred with respect to the Company’s operating leases which are included in general and administrative expenses on the consolidated statements of operations are set forth below.

	For the Year Ended
	December 31, 2025	December 31, 2024
Operating lease expense	$115,116	$113,149
Total operating lease expense	$115,116	$113,149

The weighted average remaining lease term and the weighted average discount rate on the operating leases are set forth below.

	December 31, 2025	December 31, 2024
Weighted average remaining lease term	1.3 years	3.6 years
Weighted average discount rate	18.5%	17.9%

Finance Leases

On November 1, 2023, iDoc entered into a forbearance agreement with a maturity date of January 10, 2024. On December 13, 2024, the Company revised the forbearance agreement with a maturity date of June 2025. On August 27, 2025, the Company revised the forbearance agreement and agreed to a payment on September 5, 2025, and a further payment on November 30, 2025. The remaining balance on the forbearance agreement is due on December 10, 2025. Pursuant to a subsequent settlement agreement, the Company paid $1,197,891 to the Bank on January 15, 2026, in consideration of the release of certain judgment liens. Accordingly, the entirety of the finance lease has been reclassified to finance lease liabilities within current liabilities on the consolidated balance sheets as of December 31, 2025, and December 31, 2024.

	December 31, 2025	December 31, 2024
Equipment lease	$736,624	$736,624
Less: Accumulated amortization	(544,575)	(200,633)
Leased equipment, net	$192,049	$535,991

Finance lease liabilities are summarized below:

	December 31, 2025	December 31, 2024
Equipment lease	$131,062	$328,833
Less: current portion	(131,062)	(328,833)
Long-term portion	$—	$—

Future minimum payments under the finance lease are as follows:

Total
Year ending December 31, 2026	$142,514
Total future minimum lease payments	142,514
Less: Imputed interest	(11,452)
Present value of payments	$131,062

Total finance lease cash payments made during the years ended December 31, 2025, and 2024, were $25,000 and $0 respectively. As such, as of December 31, 2025, and 2024, $641,558 and $446,890, respectively, of the Company’s financing lease liabilities are included in accounts payable and accrued liabilities on the consolidated balance sheets.

Expenses incurred with respect to the Company’s finance leases which are included in the consolidated statements of operations are set forth below.

	For the Year Ended
	December 31, 2025	December 31, 2024
Amortization expense	$343,942	$200,633
Interest expense	45,987	36,865
Total Finance lease expense	$389,929	$237,498

The weighted average remaining lease term and the weighted average discount rate on the finance leases are set forth below.

	December 31, 2025	December 31, 2024
Weighted average remaining lease term (years)*	0.6	1.6
Weighted average discount rate	19.30%	19.30%

*	The finance leases of the Company mature on June 30, 2026. However, as of December 31, 2025, and December 31, 2024, entire finance lease liability has been classified as current on the consolidated balance sheet pursuant to the forbearance agreement entered into by the Company with the bank.